Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	abfloncoincm-20150317_SupplementTextBlock

American Beacon The London Company Income Equity Fund

Supplement dated March 17, 2015
to the
Prospectus dated December 29, 2014

The information below supplements the Prospectus dated December 29, 2014 and is in addition to any other supplement(s):

American Beacon The London Company Income Equity Fund
  In the "Fund Summaries" section in the "Fees and Expenses of the Fund" section of the Fund Summary for American Beacon The London Company Income Equity Fund, the Annual Fund Operating Expenses table on page 16 is deleted and replaced with the following;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Share Class	A	C	Y	Institutional	Investor
Management fees	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other expenses	0.64%	0.63%	0.50%	0.43%	0.67%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	1.29%	2.03%	0.90%	0.83%	1.07%
Fee Waiver and/or expense reimbursement or recoupment	(0.09)%	(0.08)%	0.00%	(0.03)%	0.04%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement or recoupment[3]	1.20%	1.95%	0.90%	0.80%	1.11%

[1]	The fee table has been restated with respect to the Fund's A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[2]
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[3]
The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund's A Class, C Class and Institutional Class, as applicable, through December 31, 2015 to the extent that Total Annual Fund Operating Expenses exceed 1.19% for the A Class, 1.94% for the C Class, and 0.79% for the Institutional Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, litigation and other extraordinary expenses). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit in effect at the time of the waiver/reimbursement.

(American Beacon The London Company Income Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The fee table has been restated with respect to the Fund's A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(American Beacon The London Company Income Equity Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[2]
Fee Waiver and/or expense reimbursement or recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement or recoupment	rr_NetExpensesOverAssets	1.20%	[3]
(American Beacon The London Company Income Equity Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%	[2]
Fee Waiver and/or expense reimbursement or recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement or recoupment	rr_NetExpensesOverAssets	1.95%	[3]
(American Beacon The London Company Income Equity Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[2]
Fee Waiver and/or expense reimbursement or recoupment	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement or recoupment	rr_NetExpensesOverAssets	0.90%	[3]
(American Beacon The London Company Income Equity Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[2]
Fee Waiver and/or expense reimbursement or recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement or recoupment	rr_NetExpensesOverAssets	0.80%	[3]
(American Beacon The London Company Income Equity Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[2]
Fee Waiver and/or expense reimbursement or recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement or recoupment	rr_NetExpensesOverAssets	1.11%	[3]

[1]	The fee table has been restated with respect to the Fund's A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund's A Class, C Class and Institutional Class, as applicable, through December 31, 2015 to the extent that Total Annual Fund Operating Expenses exceed 1.19% for the A Class, 1.94% for the C Class, and 0.79% for the Institutional Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, litigation and other extraordinary expenses). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit in effect at the time of the waiver/reimbursement.